Accounting policies - Measurement of FA and FL and recognition of FV changes - FV of financial assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets	$ 1,773,414	$ 1,407,320
Financial liabilities	1,644,023	1,299,114
Fair value
Financial instruments
Financial assets	939,105	594,290
Financial liabilities	532,068	434,848
Fair value | Level 1
Financial instruments
Financial assets	436,128	312,839
Financial liabilities	15,338	324
Fair value | Level 2 and 3
Financial instruments
Financial assets	502,977	281,451
Financial liabilities	516,730	434,524
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	301,476	153,600
Financial liabilities at fair value through profit or loss | Fair value | Level 1
Financial instruments
Financial liabilities	15,338	324
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	286,138	153,276
Other financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	211,514	273,725
Other financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	211,514	273,725
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	19,078	7,523
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	19,078	7,523
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	504,354	268,127
Financial assets at fair value through profit or loss category | Fair value | Level 1
Financial instruments
Financial assets	178,165	111,259
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	326,189	156,868
Other financial assets at fair value through profit or loss | Fair value
Financial instruments
Financial assets	70,356	79,927
Other financial assets at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial assets	70,356	79,927
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	356,089	236,980
Financial assets at fair value through other comprehensive income category | Fair value | Level 1
Financial instruments
Financial assets	257,963	201,580
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	98,126	35,400
Hedging derivatives category | Fair value
Financial instruments
Financial assets	8,306	9,256
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 8,306	$ 9,256